Significant Accounting Policies and Practices - Schedule of Common Stock Equivalents (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	59,468,344	9,503,327	32,242,206	2,570,654
Series E preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	218	218	450	450
Series F preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	456,600	669,600	623,600
Series G preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	10,593,000		1,563,750
Series H preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	1,477,821		1,477,821
Options [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			2,073,568	144,827
Warrants [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			26,206,856	1,972,602
Convertible notes [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			296,161	452,775